Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pharmaceuticals
Disclosure of operating segments [line items]
Investments accounted for using the equity method	€ 3,547
Acquisitions of property, plant and equipment	851
Acquisitions of other intangible assets	321
Pharmaceuticals | New segment reporting model
Disclosure of operating segments [line items]
Investments accounted for using the equity method		€ 3,352	€ 2,815
Acquisitions of property, plant and equipment		1,046	1,033
Acquisitions of other intangible assets		434	367
Consumer Healthcare
Disclosure of operating segments [line items]
Investments accounted for using the equity method	4
Acquisitions of property, plant and equipment	10
Acquisitions of other intangible assets	51
Consumer Healthcare | New segment reporting model
Disclosure of operating segments [line items]
Investments accounted for using the equity method		20	19
Acquisitions of property, plant and equipment		5	9
Acquisitions of other intangible assets		7	9
Vaccines
Disclosure of operating segments [line items]
Investments accounted for using the equity method	40
Acquisitions of property, plant and equipment	462
Acquisitions of other intangible assets	121
Vaccines | New segment reporting model
Disclosure of operating segments [line items]
Investments accounted for using the equity method		30	13
Acquisitions of property, plant and equipment		364	346
Acquisitions of other intangible assets		121	192
Reportable segments
Disclosure of operating segments [line items]
Investments accounted for using the equity method	3,591
Acquisitions of property, plant and equipment	1,323
Acquisitions of other intangible assets	€ 493
Reportable segments | New segment reporting model
Disclosure of operating segments [line items]
Investments accounted for using the equity method		3,402	2,847
Acquisitions of property, plant and equipment		1,415	1,388
Acquisitions of other intangible assets		€ 562	€ 568